Investment Strategy	Jul. 31, 2026
USA Mutuals Vice Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, and those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming, and tobacco industries. The Fund concentrates at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry). “Vice industries” are those industries whose focus, in the Adviser’s assessment, may be morally questioned by members of the general public or face funding or regulatory challenges because of social disapproval. In addition, under normal market conditions, the Fund invests in at least three countries (one of which may be the United States) and invests at least 40% of its total assets at the time of purchase in non-U.S. companies.

The Fund may also participate in the short selling of securities and certain options strategies in an attempt to generate incremental returns. Use of these strategies depends upon market and other conditions and may be limited by regulatory and other constraints.

For cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. government securities and repurchase agreements.

USA Mutuals All Seasons Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, a diversified investment company, pursues its investment objective by employing a discretionary trading strategy which attempts to tactically allocate exposure levels in the U.S. stock-markets. The Adviser invests the portfolio primarily in long and short equity stock index futures; however, the Adviser may also invest in stock index futures listed on other exchanges.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. The Fund may use stock index futures for hedging or speculation purposes.

The Fund’s investment methodology is based on the Adviser’s quantitative model. The model provides indicative buy and sell prices in the futures market. These futures trades generally are held no more than 5 days. The model uses a broad array of market data to drive its indicators. This may include the following input data:

1)	Price movement of the underlying future
2)	Volatility levels of the underlying future
3)	Volatility of volatility of the underlying future
4)	Options market pricing of the underlying future
5)	Correlation information across markets

The Fund implements short positions by using futures contracts. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. The Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset.

The Fund uses leverage through derivatives, including stock index futures and options. Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short. Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument. Leverage can increase or decrease the investment returns of the Fund. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

Buy and sell decisions are at the discretion of the portfolio managers.